Note 3 - Use of Accounting Assumptions, Estimates and Judgements	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
3	Use of accounting assumptions, estimates and judgements

In preparing these consolidated financial statements, management has made accounting assumptions, estimates and judgements that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may
differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Changes in estimates are recognised prospectively.

(a) Assumptions and estimation uncertainties

i) Depreciation of Property, plant and equipment

Depreciation on mine development, infrastructure and other assets in the production phase is computed on the units-of-production method over the life-of-mine based on the estimated quantities of reserves (proven and probable) and resources (measured, indicated and inferred), which are planned to be extracted in the future from known mineral deposits. Where items have a shorter useful life than the life-of-mine, the mine development, infrastructure and other assets are depreciated over their useful life. Confidence in the existence, commercial viability and economical recovery of reserves and resources included in the life-of-mine may
be based on historical experience and available geological information. This is in addition to the drilling results obtained by the Group and management’s knowledge of the geological setting of the surrounding areas, which would enable simulations and extrapolations to be done with a sufficient degree of accuracy. In instances where management is able to demonstrate the economic recovery of resources with a high level of confidence, such additional resources are included in the calculation of depreciation.

Other items of property, plant and equipment are depreciated as described in note
4
(e)(iv)
Useful lives
.

(ii) Mineral reserves and resources

Mineral reserves and resources are estimates of the amount of product that can be economically and legally extracted. In order to calculate the reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not
limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity prices and exchange rates. Estimating the quantity and grade of mineral reserves and resources requires the size, shape and depth of orebodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may
require complex and difficult geological assumptions and calculations to interpret the data. Estimates of mineral reserves and resources may
change due to the change in economic assumptions used to estimate mineral reserves and resources and due to additional geological data becoming available during the course of operations.

The Group estimates its reserves (proven and probable) and resources (measured, indicated and inferred) based on information compiled by a Qualified Person in terms of the Canadian National Instrument
43
-
101
– Standards of Disclosure for Mineral Projects (“NI
43
-
101”
) relating to geological and technical data of the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates. Such an analysis requires geological and engineering assumptions to interpret the data. These assumptions include:

•	correlation between drill-holes intersections where multiple reefs are intersected;

•	continuity of mineralization between drill-hole intersections within recognized reefs; and

•	appropriateness of the planned mining methods.

The Group estimates and reports reserves and resources in accordance with NI
43
-
101
and the Canadian Institute of Mining, Metallurgy and Petroleum (the “CIM”) -
CIM Definition Standards for Mineral Resources and Mineral Reserves
. Complying with the CIM code NI
43
-
101
requires the use of reasonable assumptions to calculate the recoverable resources. These assumptions include:

•	the gold price based on current market price and the Group’s assessment of future prices;

•	estimated future on-mine costs, sustaining and non-sustaining capital expenditures;

•	future non-sustaining capital expenditures;

•	cut-off grade;

•	dimensions and extent, determined both from drilling and mine development, of ore bodies; and

•	planned future production from measured, indicated and inferred resources.

Changes in reported reserves and resources
may
affect the Group’s financial results and position in a number of ways, including the following:

•	asset carrying values may be affected due to changes in the estimated cash flows;

•	depreciation and amortisation charges to profit or loss may change as these are calculated on the unit-of-production method or where useful lives of an asset change; and

•	decommissioning, site restoration and environmental provisions may change due to changes in ore reserves and resources which may affect expectations about the timing or cost of these activities.

iii) Blanket mine’s indigenisation transaction

The initial indigenisation transaction and modifications to the indigenisation transaction of the Blanket Mine (
1983
) (Private) Limited (“Blanket Mine”) required management to make significant assumptions and estimates which are explained in Note
5.
iv) Site restoration provisions

The site restoration provision has been calculated for the Blanket Mine based on an independent analysis of the rehabilitation costs as performed in
2015
and a further internal assessment for additional areas of disturbance in
2016
and
2017.
The restorations provision for Eersteling Gold Mining Company Limited was estimated based on an internal management assessment. Assumptions and estimates are made when determining the inflationary effect on current restoration costs and the discount rate to be applied in arriving at the present value of the provision where the time value of money effect is significant. Assumptions, based on the current economic environment, have been made that management believes are a reasonable basis upon which to estimate the future liability. These estimates take into account any material changes to the assumptions that occur when reviewed by management. Estimates are reviewed annually and are based on current regulatory requirements. Significant changes in estimates of contamination, restoration standards and techniques will result in changes to provisions from period to period. Actual rehabilitation costs will ultimately depend on future market prices for the rehabilitation. The final cost of the currently recognized site rehabilitation provisions may
be higher or lower than currently provided for (Refer to note
22
).

v) Exploration and evaluation (“E&E”) assets

The Group also makes assumptions and estimates regarding the possible impairment of E&E assets by evaluating whether it is likely that future economic benefits will flow to the Group, which may
be based on assumptions about future events or circumstances. Assumptions and estimates made may
change if new information becomes available. If information becomes available suggesting that the recovery of expenditures is unlikely, the amount capitalized is written off in profit or loss in the period the new information becomes available.
The recoverability of the carrying amount of exploration and evaluation assets depends on the availability of sufficient funding to bring the properties into commercial production, the price of the products to be recovered and the undertaking of profitable mining operations. As a result of these uncertainties, the actual amount recovered may
vary significantly from the carrying amount.

vi) Income taxes

Significant assumptions and estimates are required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may
result in a materially different outcome than the amount included in the tax liabilities. In addition, the Group makes assumptions and estimates in recognising deferred tax assets relating to tax losses carried forward to the extent that there are sufficient taxable temporary differences (deferred tax liabilities) relating to the same taxation authority and the same taxable entity against which the unused tax losses may
be utilized or sufficient estimated taxable income against which the losses can be utilized.
vii) Share-based payment transactions

Equity-settled share-based payment arrangements

The Group measures the cost of equity-settled share-based payment transactions with employees, directors and Blanket’s indigenous shareholders (refer notes
5
and
23.1
) by reference to the fair value of the equity instruments on the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the appropriate valuation model and considering the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. Additional information about significant assumptions and estimates for estimating fair value for share-based payment transactions are disclosed in note
23.1.

Option pricing models require the input of assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models may
not
necessarily provide a reliable single measure of the fair value of the Group’s share options
.

Cash-settled share-based payment arrangements

The fair value of the amount payable to employees in respect of share-based awards, which will be settled in cash, is recognised as an expense with a corresponding increase in liabilities, over the period over which the employee becomes unconditionally entitled to payment. The liability is re-measured at each reporting date. Any changes in the fair value of the liability are recognised as an expense in profit or loss.

Additional information about significant assumptions and estimates used to determine the fair value of cash settled share-based payment transactions are disclosed in note
23.2.

viii) Impairment

At each reporting date, the Group determines if impairment indicators exist, and if present, performs an impairment review of the non-financial assets held in the Group. The exercise is subject to various assumptions and estimates. Financial assets are also reviewed regularly for impairment.

3
(b) Judgements

Judgement is required when assessing whether an entity is controlled by the group or not.
Controlled entities are consolidated. Further information is given in notes
4
(a) and
5.